18. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Details
Allowance for doubtful accounts receivable		$ 59,045	$ 99,000
Accounts payable and accrued liabilities	[1]	302,089	357,342
Asset acquisition liability	[2]	$ 100,000	$ 0

[1]	Note 10.
[2]	Note 4.